Note 6 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Long-term debt, gross	$ 102,145,000	$ 108,190,000
Less: Current portion	(12,680,000)	(12,090,000)
Long-term portion	89,465,000	96,100,000
Deferred charges, current portion	271,297	279,649
Deferred charges, long-term portion	586,804	718,465
Long-term bank loans, current portion net of deferred charges	12,408,703	11,810,351
Long-term bank loans, long-term portion net of deferred charges	88,878,196	95,381,535
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd. [Member]
Long-term debt, gross	28,750,000	30,000,000
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	12,080,000	12,560,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term debt, gross	17,100,000	18,000,000
Eirini Shipping Ltd [Member]
Long-term debt, gross	1,430,000	1,850,000
Blessed Luck Shipowners [Member]
Long-term debt, gross	2,360,000	2,805,000
Molyvos Shipping Ltd/Santa Cruz Shipowners Ltd [Member]
Long-term debt, gross	12,425,000	13,475,000
Yannis Navigation Ltd [Member]
Long-term debt, gross	9,000,000	9,500,000
Christos Ultra LP. / Maria Ultra LP [Member]
Long-term debt, gross	$ 19,000,000	$ 20,000,000